Revenue	12 Months Ended
Mar. 31, 2026
Disclosure Of Revenue [Abstract]
Revenue

26. Revenue

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Rendering of services
Service revenue	38,678	33,742	32,098
Installation service revenue	3,304	3,401	1,853
	41,982	37,143	33,951
Sale of products	2,895	2,743	1,683
	44,877	39,886	35,634

	March 31, 2026	March 31, 2025	March 31, 2024
Revenue attributable to Unified license
Revenue from voice services	143	169	206
Revenue from others	13,705	12,134	11,048
Revenue not attributable to Unified license	31,029	27,583	24,380
	44,877	39,886	35,634

Timing of revenue recognition
- at a point in time	2,895	2,743	1,683
- over a period of time	41,982	37,143	33,951
	44,877	39,886	35,634

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 34).